NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

        CNH Capital LLC and its wholly owned operating subsidiaries, including New Holland Credit Company, LLC, CNH Capital America LLC and CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly owned subsidiary of CNH Global N.V. ("CNH"). CNH is incorporated in and under the laws of The Netherlands.

        As of December 31, 2011, Fiat Industrial S.p.A. ("Fiat Industrial", and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 88% of CNH outstanding common shares through its wholly owned subsidiary, Fiat Netherlands Holding B.V. ("Fiat Netherlands").

        On January 1, 2011, Fiat S.p.A. ("Fiat" and, together with its subsidiaries, the "Fiat Group") effected a "demerger" under Article 2506 of the Italian Civil Code. Pursuant to the demerger, Fiat transferred its ownership interest in Fiat Netherlands to a new holding company, Fiat Industrial, including Fiat's indirect ownership of CNH, as well as Fiat's truck and commercial vehicles business and its industrial and marine powertrain business. Consequently, as of January 1, 2011, CNH became a subsidiary of Fiat Industrial. In connection with the demerger transaction, shareholders of Fiat received shares of capital stock of Fiat Industrial. Accordingly, effective as of January 1, 2011, Fiat Industrial owned approximately 89% of CNH outstanding common shares through Fiat Netherlands.

        CNH manufactures agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers located primarily in the United States and Canada. To support CNH North America's sales of agricultural and construction equipment products, the Company offers retail financing to end-use customers and wholesale financing to CNH North America equipment dealers, which are almost entirely independently owned. Wholesale financing consists primarily of dealer floorplan financing and allows dealers the ability to maintain a representative inventory of products. In addition, the Company provides financing to dealers for equipment used in dealer-owned rental yards, parts inventory, working capital, and other financing needs. The Company provides and administers retail financing, primarily retail installment sales contracts and finance leases, to end-use customers for the purchase or lease of new and used CNH North America equipment and other agricultural and construction equipment sold through CNH North America dealers and distributors. In addition, the Company purchases equipment from dealers that is leased to retail customers under operating lease agreements. Customers also use the Company's private-label revolving charge account products to purchase parts, service, rentals, implements, and attachments from CNH North America dealers. The Company also finances a variety of insurance and other products for end users and dealers in conjunction with the purchase of new and used equipment. As a captive finance company, the Company is reliant on the operations of CNH North America, its customers, and end-use customers.

        The Company competes primarily with banks, finance companies, and other financial institutions. Typically, this competition is based upon financial products and services offered, customer service, financial terms and interest rates charged. The Company's long-term profitability is largely dependent on the cyclical nature of the agricultural and construction equipment industries and on prevailing interest rates.